Unsecured senior notes- Maturity schedule (Details) - Unsecured senior notes ¥ in Millions, $ in Millions	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Future principal payments
Between 1 to 2 years	¥ 10,217
Between 2 to 3 years	4,768
Between 4 to 5 years	15,325
Thereafter	47,677
Total principal amount	77,987		¥ 81,166
Level 2
Unsecured senior notes
Fair value	¥ 89,960	$ 13,208